Condensed Balance Sheet - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 86,191	$ 53,654	$ 3,195
Restricted cash, current		50
Prepaid expenses and other current assets	3,569	557	370
Total current assets	89,760	54,261	3,565
Restricted cash, noncurrent	293	293	363
Property and equipment, net			1,394
Non-marketable equity securities	1,114
Other assets			59
Total assets	91,167	54,554	5,381
Current liabilities:
Accounts payable	964	909	342
Capital lease payable, current		2	122
Restructuring liability, current	367	962	173
Accrued expenses and other current liabilities	2,711	535
Accrued expenses and other current liabilities		533	423
Total current liabilities	4,042	2,406	1,060
Capital lease payable, noncurrent			10
Restructuring liability, noncurrent	1,362	1,634
Accrued and other noncurrent liabilities	286	286	764
Total liabilities	5,690	4,326	1,834
Commitments and contingencies (Note 12)
Redeemable convertible preferred stock, $0.001 par value; 0 and 182,772,372 shares authorized, issued and outstanding as of September 30, 2021 and December 31, 2020, respectively		139,576	40,095
Stockholders' equity (deficit)
Preferred stock, $0.001 par value; 10,000,000 and 0 shares authorized as of September 30, 2021 and December 31, 2020, respectively; no shares issued and outstanding as of September 30, 2021 and December 31, 2020
Additional paid-in capital	192,665	2,099	1,486
Accumulated deficit	(107,209)	(91,447)	(38,034)
Total stockholders' equity (deficit)	85,477	(89,348)	(36,548)
Total liabilities, redeemable convertible preferred stock, and stockholders' equity (deficit)	91,167	54,554	5,381
Common Class A [Member]
Stockholders' equity (deficit)
Common Stock	21	0
Common Class B Non Voting [Member]
Stockholders' equity (deficit)
Common Stock	$ 0	$ 0	$ 0